Earnout Share Liability - Schedule Earnout Share Liability (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Earnout Share Liability [Abstract]
Balance beginning	$ 30,450	$ 34,154
Fair value adjustment		(3,704)
Fair value adjustment of released earn out shares	(11,691)
Fair value adjustment of outstanding earn out shares	(3,330)
Balance ending	$ 15,429	$ 30,450